Transaction with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative expenses:
General and administrative expenses	$ 100,314	$ 131,745	$ 126,868
Amortization of CEO's stock based compensation	3,676	3,576	3,634
Amortization and write - off of financing fees	24,033	42,995	38,797
Related Party
Service Revenue, net	16,524	16,826	10,786
General and administrative expenses:
General and administrative expenses	7,409	32,660	27,181
Interest income	6,024	1,164	0
Amortization and write - off of financing fees	$ 2,781	$ 0	$ 0